UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2017 (Unaudited)

Deutsche International Growth Fund

(formerly Deutsche Global Growth Fund)

	Shares	Value ($)
Common Stocks 95.8%
Australia 1.2%
Australia & New Zealand Banking Group Ltd. (Cost $7,903,010)	350,000	7,587,399
Canada 11.0%
Agnico-Eagle Mines Ltd. (a)	235,000	10,300,546
Alimentation Couche-Tard, Inc. "B"	150,000	7,649,111
Bank of Nova Scotia	135,000	8,529,125
Brookfield Asset Management, Inc. "A"	332,000	13,798,272
Canada Goose Holdings, Inc.*	160,000	4,317,017
Canadian National Railway Co.	102,000	7,962,190
Enbridge, Inc.	86,000	3,242,956
Gildan Activewear, Inc.	172,000	5,458,032
Toronto-Dominion Bank	142,000	8,061,140
(Cost $57,667,652)		69,318,389
China 7.1%
Alibaba Group Holding Ltd. (ADR)*	52,000	9,208,160
China Life Insurance Co., Ltd. "H"	1,961,000	6,401,585
China Literature Ltd. 144A*	151	1,747
Minth Group Ltd.	904,633	5,069,214
New Oriental Education & Technology Group, Inc. (ADR)	52,000	4,412,720
Ping An Insurance (Group) Co. of China Ltd. "H"	938,000	9,303,991
Sogou, Inc.* (a)	37,253	458,212
Tencent Holdings Ltd.	190,000	9,787,180
(Cost $30,819,743)		44,642,809
Denmark 0.6%
Chr Hansen Holding AS (Cost $3,507,046)	40,000	3,632,657
Finland 1.5%
Cramo Oyj	64,000	1,421,814
Sampo Oyj "A"	157,000	8,299,598
(Cost $9,288,037)		9,721,412
France 11.8%
Air Liquide SA	66,000	8,252,811
AXA SA	200,000	6,027,673
Capgemini SE	55,000	6,339,284
LVMH Moet Hennessy Louis Vuitton SE (a)	30,000	8,725,198
Schneider Electric SE*	110,000	9,442,377
SMCP SAS 144A*	215,137	5,231,443
Societe Generale SA	85,000	4,279,107
Teleperformance	32,000	4,732,035
TOTAL SA	120,000	6,759,790
Vinci SA	77,000	7,852,991
Vivendi SA	250,000	6,635,144
(Cost $72,584,118)		74,277,853
Germany 10.9%
Allianz SE (Registered)	42,300	9,974,712
BASF SE	60,000	6,703,038
Continental AG	22,000	5,857,175
Deutsche Post AG (Registered)	106,000	5,029,719
Deutsche Telekom AG (Registered)	450,000	8,023,067
Fresenius Medical Care AG & Co. KGaA	100,000	9,934,009
Infineon Technologies AG	180,000	4,951,882
OSRAM Licht AG	60,000	5,126,974
SAP SE	57,000	6,415,047
Siemens AG (Registered)	46,500	6,307,485
(Cost $57,826,887)		68,323,108
Hong Kong 0.7%
Techtronic Industries Co., Ltd. (Cost $1,594,927)	782,501	4,555,554
Indonesia 0.9%
PT Arwana Citramulia Tbk	36,056,292	926,626
PT Bank Rakyat Indonesia Persero Tbk	20,000,000	4,753,515
(Cost $6,369,376)		5,680,141
Ireland 1.2%
Kerry Group PLC "A" (Cost $4,888,390)	70,000	7,342,583
Italy 0.5%
Luxottica Group SpA (Cost $3,225,322)	55,000	3,193,298
Japan 5.6%
Bandai Namco Holdings, Inc.	100,000	3,261,312
FANUC Corp.	16,000	4,006,671
Hoya Corp.	125,000	6,104,331
Keyence Corp.	9,000	5,174,041
Komatsu Ltd.	128,500	4,008,905
MISUMI Group, Inc.	179,989	5,273,997
Murata Manufacturing Co., Ltd.	25,000	3,394,416
Omron Corp.	68,000	3,999,791
(Cost $29,031,818)		35,223,464
Korea 1.4%
Samsung Electronics Co., Ltd.	3,260	7,619,802
Vieworks Co., Ltd.	40,000	1,448,196
(Cost $9,300,436)		9,067,998
Luxembourg 1.3%
Eurofins Scientific (Cost $2,964,411)	13,000	7,871,995
Macau 0.6%
Sands China Ltd. (Cost $4,064,415)	790,000	3,853,491
Malaysia 0.8%
IHH Healthcare Bhd. (Cost $4,172,138)	3,417,000	4,717,112
Netherlands 2.8%
ASML Holding NV	45,000	7,886,078
Core Laboratories NV (a) (b)	26,600	2,679,950
ING Groep NV	385,000	6,948,462
(Cost $15,615,268)		17,514,490
Norway 0.4%
Marine Harvest ASA* (Cost $1,730,463)	150,000	2,641,200
Singapore 1.7%
DBS Group Holdings Ltd. (Cost $9,426,692)	604,000	10,977,660
South Africa 1.2%
Naspers Ltd. "N" (Cost $6,141,891)	27,000	7,295,723
Spain 1.2%
Banco Santander SA (Cost $7,688,117)	1,160,000	7,765,674
Sweden 2.1%
Assa Abloy AB "B"	400,000	8,097,051
Nobina AB 144A	840,000	5,050,698
(Cost $11,193,142)		13,147,749
Switzerland 6.6%
Lonza Group AG (Registered)*	48,000	12,554,749
Nestle SA (Registered)	127,000	10,854,109
Novartis AG (Registered)	110,000	9,411,557
Roche Holding AG (Genusschein)	33,928	8,544,023
(Cost $33,251,053)		41,364,438
Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,770,874)	788,000	5,964,018
United Kingdom 9.3%
Aon PLC (b)	75,000	10,516,500
Clinigen Healthcare Ltd.	172,682	2,369,707
Compass Group PLC	476,000	9,618,494
ConvaTec Group PLC 144A	1,100,000	2,894,963
Experian PLC	205,000	4,251,920
Halma PLC	232,000	4,007,072
Prudential PLC	342,000	8,581,979
Reckitt Benckiser Group PLC	55,000	4,815,825
RELX NV	280,000	6,406,952
Smith & Nephew PLC	280,000	4,955,455
(Cost $52,497,773)		58,418,867
United States 12.5%
A.O. Smith Corp.	69,000	4,375,980
Activision Blizzard, Inc.	100,000	6,240,000
Allergan PLC	18,500	3,215,855
AMETEK, Inc.	94,000	6,832,860
Amphenol Corp. "A"	75,000	6,794,250
Celgene Corp.*	65,000	6,553,950
Ecolab, Inc.	50,000	6,796,000
EPAM Systems, Inc.*	50,000	5,072,000
Marsh & McLennan Companies, Inc.	76,000	6,378,680
Mastercard, Inc. "A"	42,000	6,319,740
NVIDIA Corp.	18,000	3,612,780
Schlumberger Ltd.	61,000	3,833,850
The Priceline Group, Inc.*	3,406	5,925,452
Thermo Fisher Scientific, Inc.	33,000	6,361,080
(Cost $54,788,967)		78,312,477
Total Common Stocks (Cost $502,311,966)		602,411,559
Preferred Stock 0.3%
Germany
Draegerwerk AG & Co. KGaA (Cost $1,451,261)	20,000	1,673,427
Convertible Preferred Stock 0.1%
United States
Providence Service Corp. 5.5% (c) (Cost $572,300)	5,723	868,782
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022* (c)	39,109	8,854
Parrot SA Expiration Date 12/22/2022* (c)	39,109	10,039
Total Warrants (Cost $0)		18,893
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,188,349
Securities Lending Collateral 2.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.00% (d) (e) (Cost $14,515,761)	14,515,761	14,515,761
Cash Equivalents 2.8%
Deutsche Central Cash Management Government Fund, 1.12% (d) (Cost $17,973,334)	17,973,334	17,973,334
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $536,824,622)	101.5	638,650,105
Other Assets and Liabilities, Net	(1.5)	(9,560,566)
Net Assets	100.0	629,089,539

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $13,940,027, which is 2.2% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At November 30, 2017 the Deutsche International Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Financials	138,185,072	23%
Information Technology	103,264,393	17%
Industrials	97,107,245	16%
Health Care	89,479,191	15%
Consumer Discretionary	83,409,267	14%
Materials	36,873,401	6%
Consumer Staples	33,302,828	5%
Energy	16,516,546	3%
Telecommunication Services	8,023,067	1%
Total	606,161,010	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)
Australia	$—	$7,587,399	$—	$7,587,399
Canada	69,318,389	—	—	69,318,389
China	14,080,839	30,561,970	—	44,642,809
Denmark	—	3,632,657	—	3,632,657
Finland	—	9,721,412	—	9,721,412
France	5,231,443	69,046,410	—	74,277,853
Germany	—	68,323,108	—	68,323,108
Hong Kong	—	4,555,554	—	4,555,554
Indonesia	—	5,680,141	—	5,680,141
Ireland	—	7,342,583	—	7,342,583
Italy	—	3,193,298	—	3,193,298
Japan	—	35,223,464	—	35,223,464
Korea	1,448,196	7,619,802	—	9,067,998
Luxembourg	—	7,871,995	—	7,871,995
Macau	—	3,853,491	—	3,853,491
Malaysia	—	4,717,112	—	4,717,112
Netherlands	2,679,950	14,834,540	—	17,514,490
Norway	—	2,641,200	—	2,641,200
Singapore	—	10,977,660	—	10,977,660
South Africa	—	7,295,723	—	7,295,723
Spain	—	7,765,674	—	7,765,674
Sweden	—	13,147,749	—	13,147,749
Switzerland	—	41,364,438	—	41,364,438
Taiwan	—	5,964,018	—	5,964,018
United Kingdom	10,516,500	47,902,367	—	58,418,867
United States	78,312,477	—	—	78,312,477
Preferred Stocks	—	1,673,427	—	1,673,427
Convertible Preferred Stock	—	—	868,782	868,782
Warrants (a)	—	—	18,893	18,893
Other Investments	1,188,349	—	—	1,188,349
Short-Term Investments	32,489,095	—	—	32,489,095
Total	$215,265,238	$422,497,192	$887,675	$638,650,105

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 2 was $12,169,526.

Transfers are recognized at the beginning of the reporting year.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche International Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018